T. ROWE PRICE Financial Services Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.9%
BANKS  27.3%
Money Center Banks  15.7%
Bank of America  1,882,700 74,705
Citigroup  956,000 59,846
JPMorgan Chase  214,900 45,314
Wells Fargo  1,083,841 61,226
241,091
Non-U.S. Banks  1.2%
BAWAG Group (EUR)  91,263 7,071
Canadian Imperial Bank of Commerce (CAD) (1) 137,800 8,452
ING Groep (EUR)  182,429 3,310
18,833
Regional Banks  10.4%
East West Bancorp  310,700 25,707
Fulton Financial  265,565 4,815
Huntington Bancshares  729,840 10,729
Popular  254,926 25,561
Regions Financial  811,900 18,942
Synovus Financial  177,300 7,885
U.S. Bancorp  709,100 32,427
UMB Financial  52,500 5,518
Western Alliance Bancorp  323,361 27,967
159,551
Total Banks 419,475
CAPITAL MARKETS  21.8%
Asset Managers  8.3%
Affiliated Managers Group  49,200 8,748
Allfunds Group (EUR) (1) 1,072,118 6,598
Ameriprise Financial  20,700 9,725
Apollo Global Management  134,100 16,750
Barings BDC (1) 311,542 3,053
BlackRock  13,173 12,508
CVC Capital Partners (EUR) (2) 465,251 10,398
Invesco  285,000 5,005
Janus Henderson Group  112,500 4,283
Julius Baer Group (CHF)  85,705 5,168
KKR  123,200 16,087
Main Street Capital (1) 57,975 2,907
TPG  128,400 7,391

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Trinity Capital (1) 195,524 2,653
Virtus Investment Partners  48,300 10,116
WisdomTree (1) 546,100 5,456
126,846
Capital Markets  0.8%
London Stock Exchange Group (GBP)  62,601 8,571
UBS Group (CHF)  125,202 3,874
12,445
Exchanges  3.2%
Cboe Global Markets  44,606 9,138
CME Group  25,954 5,727
Intercontinental Exchange  213,381 34,278
49,143
Security Brokers & Dealers  8.0%
Charles Schwab  777,837 50,412
Goldman Sachs Group  16,900 8,367
LPL Financial Holdings  96,700 22,495
Morgan Stanley  121,213 12,635
Raymond James Financial  57,550 7,048
Robinhood Markets, Class A (2) 211,276 4,948
StepStone Group, Class A  302,400 17,186
123,091
Trust Banks  1.5%
State Street  262,975 23,265
23,265
Total Capital Markets 334,790
FINANCE  21.4%
Consumer Finance  5.4%
American Express  31,700 8,597
Capital One Financial  201,692 30,199
Discover Financial Services  148,700 20,861
OneMain Holdings  78,900 3,714
SLM  556,400 12,725
SoFi Technologies (1)(2) 825,200 6,486
82,582
Diversified Financials  13.2%
Corpay (2) 26,500 8,288
Fiserv (2) 121,700 21,864
Mastercard, Class A  150,282 74,209
PayPal Holdings (2) 270,000 21,068
S&P Global  9,000 4,650

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Visa, Class A  237,472 65,293
Western Union  523,900 6,250
201,622
Thrifts & Mortgage Finance  2.8%
Banc of California  227,634 3,353
New York Community Bancorp, Warrants, 3/7/31, Acquisition
Date: 3/7/24, Cost $— (2)(3) 622 1,709
New York Community Bancorp PIPE, Acquisition Date: 3/7/24,
Cost $2,074 (2)(3) 345,667 3,688
PennyMac Financial Services  99,824 11,377
Webster Financial  485,517 22,630
42,757
Total Finance 326,961
INSURANCE  27.8%
Insurance  1.1%
AXA (EUR)  212,410 8,177
Essent Group  122,500 7,876
16,053
Insurance Agents - Brokers & Services  3.5%
Arthur J Gallagher  13,720 3,860
Marsh & McLennan  141,564 31,582
TWFG (2) 49,262 1,336
Willis Towers Watson  57,396 16,905
53,683
Life Insurance  6.0%
Corebridge Financial  796,788 23,234
Equitable Holdings  372,750 15,667
MetLife  367,054 30,275
Voya Financial  282,019 22,341
91,517
Property & Casualty Insurance  17.2%
Allstate  169,945 32,230
American International Group  243,123 17,804
Axis Capital Holdings  219,739 17,493
Berkshire Hathaway, Class B (2) 79,697 36,681
Bowhead Specialty Holdings (2) 24,859 696
Chubb  181,164 52,246
Everest Group  28,264 11,075
Hartford Financial Services Group  270,329 31,793
James River Group Holdings  259,700 1,628
Palomar Holdings (2) 22,360 2,117

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Progressive  102,664 26,052
RenaissanceRe Holdings  66,393 18,086
Travelers  68,984 16,151
264,052
Total Insurance 425,305
MISCELLANEOUS  0.6%
Other  0.6%
Global Payments  87,400 8,952
Total Miscellaneous 8,952
Total Common Stocks (Cost $1,055,083) 1,515,483
CONVERTIBLE PREFERRED STOCKS  0.1%
CAPITAL MARKETS  0.0%
Capital Markets  0.0%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $353 (2)(3)(4)(5) 712 280
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $213 (2)(3)(4)(5) 712 279
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $842 (2)(3)(4)(5) 961 377
Total Capital Markets 936
INSURANCE  0.1%
Property & Casualty Insurance  0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $2,207 (2)
(3)(4) 133,551 1,053
Total Insurance 1,053
Total Convertible Preferred Stocks (Cost $3,615) 1,989
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 4.97% (6)(7) 12,103,403 12,103
Total Short-Term Investments (Cost $12,103) 12,103

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.97% (6)(7) 9,118,502 9,118
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 9,118
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.97% (6)(7) 11,643,820 11,644
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 11,644
Total Securities Lending Collateral (Cost $20,762) 20,762
Total Investments in Securities  101.2%
(Cost $1,091,563) $ 1,550,337
Other Assets Less Liabilities (1.2)% (18,472)
Net Assets 100.0% $ 1,531,865
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2024.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,386 and represents 0.5% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
(7) Affiliated Companies

T. ROWE PRICE Financial Services Fund

CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
PIPE Private Investment in Public Equity

T. ROWE PRICE Financial Services Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 1,350++
Totals $ —# $ — $ 1,350+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 46,865  ¤  ¤ $ 32,865
Total $ 32,865^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,350 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $32,865.

T. ROWE PRICE Financial Services Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Financial Services Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Financial Services Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Financial Services Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F117-054Q3 09/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,448,467 $ 67,016 $ — $ 1,515,483
Convertible Preferred Stocks — — 1,989 1,989
Short-Term Investments 12,103 — — 12,103
Securities Lending Collateral 20,762 — — 20,762
Total $ 1,481,332 $ 67,016 $ 1,989 $ 1,550,337